SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Equipment cost, beginning balance	$ 1,276,976	$ 1,320,338
Additions	465,037	146,797
Disposals	(175,313)	(190,159)
Equipment cost, ending balance	1,566,700	1,276,976
Accumulated depreciation, beginning balance	747,434	639,537
Charge for the period	177,113	208,965
Disposals	(138,683)	(101,068)
Accumulated depreciation, ending balance	785,864	747,434
Net book value	780,836	529,542
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Equipment cost, beginning balance	130,328	133,273
Additions	31,607	6,876
Disposals	(17,668)	(9,821)
Equipment cost, ending balance	144,267	130,328
Accumulated depreciation, beginning balance	92,676	58,178
Charge for the period	23,869	37,881
Disposals	(14,395)	(3,383)
Accumulated depreciation, ending balance	102,150	92,676
Net book value	42,117	37,652
Furniture and Equipment [member]
IfrsStatementLineItems [Line Items]
Equipment cost, beginning balance	997,416	1,040,192
Additions	432,130	137,562
Disposals	(119,379)	(180,338)
Equipment cost, ending balance	1,310,167	997,416
Accumulated depreciation, beginning balance	591,603	545,403
Charge for the period	138,536	143,885
Disposals	(111,582)	(97,685)
Accumulated depreciation, ending balance	618,557	591,603
Net book value	691,610	405,813
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Equipment cost, beginning balance	88,889	86,530
Additions	1,300	2,359
Disposals	(38,266)
Equipment cost, ending balance	51,923	88,889
Accumulated depreciation, beginning balance	24,635	6,790
Charge for the period	9,797	17,845
Disposals	(12,706)
Accumulated depreciation, ending balance	21,726	24,635
Net book value	30,197	64,254
Vehicles [member]
IfrsStatementLineItems [Line Items]
Equipment cost, beginning balance	60,343	60,343
Additions
Disposals
Equipment cost, ending balance	60,343	60,343
Accumulated depreciation, beginning balance	38,520	29,166
Charge for the period	4,911	9,354
Disposals
Accumulated depreciation, ending balance	43,431	38,520
Net book value	$ 16,912	$ 21,823